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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.

811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

c/o Miles Capital

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	DONALD F. BURT, ESQ.

1415 28th STREET, SUITE 200                                                    CLINE, WILLIAMS, WRIGHT, JOHNSON & WEST DES MOINES, IOWA 50266                                             OLDFATHER

                                                                                                        1900 U.S. BANK BUILDING, 233 S. 13TH STREET

LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2010

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div
03/31/10

Principal	Description	Amortized Cost

Govt & Agency Sec
4,000,000.00	FFCB	4,016,117.95
	4.750% Due 05/07/10
	31331XWL2
6,000,000.00	FFCB Variable	6,000,000.00
	Var Due 11/04/10
	31331GDY2
1,000,000.00	FFCB Variable	999,081.99
	Var Due 06/22/10
	31331SG64
2,000,000.00	FHLB	2,002,336.32
	3.460% Due 04/15/10
	3133X5TY4
2,000,000.00	FHLB	2,004,999.38
	5.000% Due 04/21/10
	3133XBFL4
6,000,000.00	FHLB	6,042,926.34
	4.250% Due 06/11/10
	3133XBTH8
4,000,000.00	FHLB	4,004,711.86
	2.375% Due 04/30/10
	3133XQ5C2
6,000,000.00	FHLB	6,067,320.22
	3.375% Due 08/13/10
	3133XRWL0
5,000,000.00	FHLB	5,050,099.33
	1.625% Due 01/21/11
	3133XSVR6
6,000,000.00	FHLB	6,000,160.30
	0.820% Due 04/28/10
	3133XTJV9
6,000,000.00	FHLB	5,999,704.71
	0.550% Due 06/04/10
	3133XTUA2
6,000,000.00	FHLB	5,999,843.42
	0.560% Due 06/18/10
	3133XTZ66
6,000,000.00	FHLB	5,999,878.61
	0.550% Due 07/15/10
	3133XU6X6
6,000,000.00	FHLB	6,003,814.47
	0.500% Due 10/18/10
	3133XUYG2
2,000,000.00	FHLMC	2,005,419.45
	2.375% Due 05/28/10
	3137EABH1

5,000,000.00		FHLMC DN	4,993,311.02
		0.000% Due 09/20/10
		313397G54
5,000,000.00		FHLMC DN	4,993,992.19
		0.000% Due 09/21/10
		313397G62
555,000.00		FNMA	556,048.28
		4.750% Due 04/19/10
		31359MB28
8,006,000.00		FNMA	8,039,581.24
		4.125% Due 05/15/10
		31359MC92
5,000,000.00		FNMA DN	4,978,196.81
		0.000% Due 03/01/11
		313588CM5
5,000,000.00		FNMA DN	4,997,574.50
		0.000% Due 07/07/10
		313589ZA4
5,000,000.00		U.S. Treasury Note	5,017,204.60
		0.875% Due 01/31/11
		912828JY7
101,561,000.00	TOTAL	Govt & Agency Sec	101,772,322.99	18.24%

Repurchase Agreement
278,795,000.00		Morgan Stanley-IPAIT	278,795,000.00
		0.02% due 4/ 1/10
278,795,000.00	TOTAL	Repurchase Agreement	278,795,000.00	49.98%

Short-Term Invest
4,000,000.00		American State Bk-SC	4,000,000.00

		CD9994954
5,000,000.00		CDARS West Bank	5,000,000.00
		1.350% Due 01/13/11
5,000,000.00		CDARS West Bank	5,000,000.00
		0.750% Due 02/03/11
4,500,000.00		CDARS West Bank	4,500,000.00
		0.750% Due 03/03/11
		9292429C1
2,000,000.00		CDARS West Bank	2,000,000.00
		0.800% Due 04/08/10
3,000,000.00		CDARS West Bank	3,000,000.00
		0.800% Due 04/15/10
5,000,000.00		CDARS West Bank	5,000,000.00
		0.200% Due 05/13/10
5,000,000.00		CDARS West Bank	5,000,000.00
		0.800% Due 05/13/10
		9292428D0

5,000,000.00	CDARS West Bank	5,000,000.00
	0.800% Due 05/06/10
	9292428V0
5,000,000.00	CDARS West Bank	5,000,000.00
	0.800% Due 06/10/10
	9292429Q0
5,000,000.00	CDARS West Bank	5,000,000.00
	0.500% Due 07/15/10
5,000,000.00	CDARS West Bank	5,000,000.00
	0.500% Due 08/12/10
	9292428Y4
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 09/02/10
	9292428N8
5,000,000.00	CDARS West Bank	5,000,000.00
	0.700% Due 09/23/10
	9292429H0
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 09/23/10
3,000,000.00	CDARS West Bank	3,000,000.00
	1.350% Due 09/30/10
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 10/07/10
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 10/14/10
	9292428A6
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 11/12/10
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 11/18/10
6,000,000.00	CDARS West Bank	6,000,000.00
	1.350% Due 12/02/10
	9292429A5
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 12/09/10
	9292429L1
10,018,713.08	Citizens Bk NOW Acct	10,018,713.08
	Variable
	SA6000267
10,037,184.58	FNB Omaha NOW Acct	10,037,184.58
	SA6000242
5,018,390.65	Freedom Bk NOW Acct	5,018,390.65
	SA6000259
1,000,000.00	Maquoketa State Bank	1,000,000.00
	0.700% Due 01/20/11
	CD9996686
1,000,000.00	Peoples Bk-Rock Vall	1,000,000.00
	0.600% Due 04/26/10
	CD9995985

27,649,000.00		Wells Fargo PF Dep	27,649,000.00
		Variable
		SAA500170
20,024,670.78		West Bank NOW Acct	20,024,670.78
		SA6000457
177,247,959.09	TOTAL	Short-Term Invest	177,247,959.09	31.78%

557,603,959.09		TOTAL PORTFOLIO	557,815,282.08	100.00%

IPAITDGO - Iowa Public Agency Investment Trust DGO
03/31/10

Principal	Description	Amortized Cost

Govt & Agency Sec
500,000.00	U.S. Treasury Bill	499,441.72
	0.000% Due 07/01/10
	912795U66
500,000.00	U.S. Treasury Bill	499,569.13
	0.000% Due 06/10/10
	912795UT6
1,790,000.00	U.S. Treasury Bill	1,789,283.37
	0.000% Due 06/17/10
	912795UU3
500,000.00	U.S. Treasury Bill	499,802.89
	0.000% Due 07/15/10
	912795UY5
1,000,000.00	U.S. Treasury Bill	999,280.56
	0.000% Due 08/19/10
	912795V65
500,000.00	U.S. Treasury Note	509,702.54
	5.750% Due 08/15/10
	9128276J6
500,000.00	U.S. Treasury Note	500,694.84
	4.000% Due 04/15/10
	912828DR8
500,000.00	U.S. Treasury Note	501,980.23
	3.875% Due 05/15/10
	912828DU1
500,000.00	U.S. Treasury Note	505,008.98
	3.875% Due 07/15/10
	912828DZ0
500,000.00	U.S. Treasury Note	502,511.18
	4.500% Due 05/15/10
	912828GR5
500,000.00	U.S. Treasury Note	500,629.46
	2.125% Due 04/30/10
	912828HX1
500,000.00	U.S. Treasury Note	501,727.84
	2.625% Due 05/31/10
	912828JA9
1,000,000.00	U.S. Treasury Note	1,005,965.58
	2.875% Due 06/30/10
	912828JC5
1,000,000.00	U.S. Treasury Note	1,007,581.45
	2.750% Due 07/31/10
	912828JF8

1,000,000.00		U.S. Treasury Note	1,007,777.60
		2.375% Due 08/31/10
		912828JJ0
10,790,000.00	TOTAL	Govt & Agency Sec	10,830,957.37	60.19%

Short-Term Invest
500,000.00		CDARS West Bank	500,000.00
		0.200% Due 05/13/10
1,000,000.00		CDARS West Bank	1,000,000.00
		0.250% Due 05/20/10
500,000.00		CDARS West Bank	500,000.00
		0.800% Due 05/06/10
		9292428V0
1,000,000.00		CDARS West Bank	1,000,000.00
		0.300% Due 06/24/10
500,000.00		CDARS West Bank	500,000.00
		1.350% Due 09/23/10
500,000.00		CDARS West Bank	500,000.00
		1.350% Due 09/30/10
500,000.00		CDARS West Bank	500,000.00
		1.350% Due 10/07/10
500,000.00		CDARS West Bank	500,000.00
		1.350% Due 10/14/10
		9292428A6
500,000.00		CDARS West Bank	500,000.00
		1.350% Due 11/12/10
1,663,000.00		Wells Fargo PF Dep	1,663,000.00
		Variable
7,163,000.00	TOTAL	Short-Term Invest	7,163,000.00	39.81%

17,953,000.00		TOTAL PORTFOLIO	17,993,957.37	100.00%

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 24, 2010, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B)   THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A)   CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Dianne Kiefer, Chair and Trustee

Date: May 24, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

         By

         Dave Miles, Chief Executive Officer, May 24, 2010

By

Amy Mitchell, Chief Financial Officer, May 24, 2010